Janus Henderson Global Allocation Fund - Moderate Expense Example - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Moderate - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 904